FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Effectiveness of hedging relationships (Details) - Fair value hedges - Interest rate swaps - Fixed rate - Other operating income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Gains / (loss) recognized in OCI	$ 6,285	$ (5,459)	$ (6,592)
Hedge Ineffectiveness recognized in P&L	$ (6,133)	$ (3,746)	$ 663